UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                 New York, New York          November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          8

Form 13F Information Table Value Total:  $ 400,143
                                         (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1. Name: MMI Investments, LP            13F File Number: 028-12272


                                                    FORM 13F INFORMATION TABLE


                   TITLE OF               VALUE      SHARES OR      SH /  PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER      CLASS      CUSIP    (X $1000)  PERCENTAGE AMT.  PRN / CALL  DISCRETION  MANAGERS     SOLE     SHARED    NONE
BRINKS CO           COM      109696104   $133,628     2,189,900     SH             Sole        (1)     2,189,900
BRINKS CO           COM      109696104    $61,200     1,000,000           Call     Sole        (1)     1,000,000
COMMSCOPE INC       COM      203372107    $44,968     1,298,164     SH             Sole        (1)     1,298,164
CHECKPOINT SYS INC  COM      162825103    $12,722       676,000     SH             Sole        (1)       676,000
CHEMED CORP         COM      16359R103    $42,135     1,026,183     SH             Sole        (1)     1,026,183
KAMAN CORP          COM      483548103    $16,302       572,400     SH             Sole        (1)       572,400
PROTECTION ONE INC  COM NEW  743663403      $ 302        34,230     SH             Sole        (1)        34,230
UNISYS CORP         COM      909214108    $88,886    32,322,000     SH             Sole        (1)    32,322,000


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